MONEY MARKET OBLIGATIONS TRUST

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

September 28, 2015

Asen Parachkevov

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE:	MONEY MARKET OBLIGATIONS TRUST (the “Trust” or “Registrant”)
Federated Government Reserves Fund (the “Fund”)
1933 Act File No. 333-207029
1940 Act File No. 811-5950

Dear Mr. Parachkevov:

Enclosed are filing materials for Pre-Effective Amendment No. 1 under the Securities Act of 1933 to the Registration Statement of the above-referenced Trust on Form N-14. This filing has been redlined to indicate changes that have been made to the Registration Statement on Form N-14 since the initial filing submitted via EDGAR on September 18, 2015.

This Pre-Effective Amendment No. 1 completes and confirms the financial information provided in the Trust’s Preliminary N-14 as the audit of the financial statements for the fiscal year ended July 31, 2015 has been completed. Audit consents have been included as exhibits to this Pre-Effective Amendment No. 1.

The Registrant and its principal underwriter hereby respectfully request, pursuant to Rule 461 under the Securities Act of 1933, that the effective date of the Registration Statement be accelerated to Noon on October 19, 2015 or as soon thereafter as the Commission shall deem appropriate.

In connection with the review of this filing by staff of the Securities and Exchange Commission, the Trust acknowledges that it is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Trust may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If there is any change in the acceleration request set forth above, the Registrant will promptly notify you of the change, in which case the Registrant may be making an oral request of acceleration of the effectiveness of the Registration Statement in accordance with Rule 461 of Regulation C. Such request may be made by an executive officer of the Registrant or by any attorney acting as Assistant Secretary of the Registrant.

If you have any questions, please do not hesitate to contact Joseph Kulbacki at (724) 720-8832 or Leslie Petrone at (724) 720-8840.

Very truly yours,
/s/ Kary A. Moore
Kary A. Moore
Assistant Secretary of the Registrant
Federated Investors, Inc.
Secretary
Federated Securities Corp.